CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Real estate sales, net of sales taxes of US$25,839,457 in 2009, US$26,373,671 in 2010 and US$ 40,278,653 in 2011 respectively	$ 673,381,593	$ 438,791,962	$ 441,337,677
Real estate lease income	2,834,080	180,891	320,458
Other revenue	11,292,523	10,998,992	7,326,359
Total revenue	687,508,196	449,971,845	448,984,494
Costs of revenue:
Cost of real estate sales	(477,140,798)	(325,706,756)	(351,436,057)
Cost of real estate lease income	(1,131,787)	(1,309,972)	(598,255)
Other costs	(9,504,214)	(7,435,828)	(7,704,968)
Total cost of revenue	(487,776,799)	(334,452,556)	(359,739,280)
Gross profit	199,731,397	115,519,289	89,245,214
Selling and distribution expenses	(16,208,559)	(10,724,040)	(11,443,008)
General and administrative expenses	(27,230,865)	(22,208,545)	(22,214,511)
Operating income	156,291,973	82,586,704	55,587,695
Interest income	5,293,920	2,218,156	2,387,985
Other (expenses)/income	0	2,381,037	(383,333)
Exchange gains	56,725	201,592	79,638
Share of income in an equity investee	0	226,579	4,402,098
Change in fair value of warrant liabilities	0	841,560	169,736
Income from operations before income taxes	161,642,618	88,455,628	62,243,819
Income taxes	(58,637,489)	(37,333,374)	(19,824,791)
Net income	103,005,129	51,122,254	42,419,028
Net loss/(income) attributable to non-controlling interest	(707,259)	17,957	0
Net income attributable to shareholders	$ 102,297,870	$ 51,140,211	$ 42,419,028
Earnings per share:
Basic (in dollars per share)	$ 0.68	$ 0.34	$ 0.28
Diluted (in dollars per share)	$ 0.68	$ 0.33	$ 0.26
Shares used in computation:
Basic (in shares)	151,314,945	152,577,960	151,252,815
Diluted (in shares)	151,314,945	155,397,355	160,871,387